Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disaggregation of Lease Income
The following table provides a disaggregation of lease income recognized under ASC 842 (in thousands):

	Successor		Predecessor
	Year Ended December 31,	For the Period from December 23 to December 31,	For the Period from January 1 to December 22,
	2020	2019
Rental revenue
Fixed lease income (1)	$31,097	$446	$19,350
Variable lease income (2)	2,126	69	1,241
Other rental revenue:
Above/below market lease amortization	504	(2)	(564)
Uncollectible amounts in lease income	—	—	(222)
Rental revenue (including reimbursables)	$33,727	$513	$19,805

[1]Fixed lease income includes contractual rents under lease agreements with tenants recognized on a straight-line basis over the lease term.
2Variable lease income primarily includes tenant reimbursements for real estate taxes, insurance, common area maintenance, lease termination fees, and the write-off of doubtful accounts. There were no write-offs of doubtful accounts during 2020. During 2019 there were $0.2 million of write-offs of doubtful accounts.
Schedule of Future Minimum Base Rental Receipts
Scheduled future minimum base rental payments (excluding base rental payments from properties classified as held for sale and straight line rent adjustments for all properties) due to be received under the remaining non-cancelable term of the operating leases in place as of December 31, 2020 are as follows (in thousands):

Future Minimum Base Rental Receipts
2021	$40,796
2022	40,891
2023	40,803
2024	40,806
2025	40,700
Thereafter	236,950
$440,946